Liquidity (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 19, 2021	Dec. 31, 2021	Mar. 31, 2022
Liquidity (Details) [Line Items]
Net loss		$ 6.4
Operating cash flows		18.0
Net proceeds	$ 25.7
Revenue		74.0
Cost of sales		72.9
Marketing expenses		8.4
Inventory		4.9
Prepayment for inventory purchase		2.5
Outstanding accounts receivable		4.5
Restricted cash		21.2
Working capital		31.3
Cash		$ 18.2
Accounts receivable, percentage		70.00%
Advances to supplier		$ 2.7
Advances to supplier percentage		49.00%
Short-term bank loan		$ 2.7
Cash and restricted cash		$ 21.2
Subsequent Event [Member]
Liquidity (Details) [Line Items]
Accounts receivable balance			$ 3.9